Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Canada - 1.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	108,400	$5,632,794
China - 4.0%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	250,700	8,049,702
Tencent Holdings Ltd. (Media & Entertainment)†	210,500	14,756,136
		22,805,838
France - 3.4%
Schneider Electric SE (Capital Goods)†	75,633	19,735,023
Germany - 2.2%
SAP SE - Sponsored ADR (Software & Services)	29,345	8,413,212
Symrise AG (Materials)†	49,071	4,451,154
		12,864,366
Hong Kong - 1.6%
AIA Group Ltd. (Insurance)†	977,405	9,145,071
India - 1.4%
HDFC Bank Ltd. - ADR (Banks)	103,302	7,930,494
Indonesia - 0.6%
Bank Central Asia Tbk PT (Banks)†	7,022,770	3,503,086
Japan - 6.0%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	191,400	9,327,115
Disco Corp. (Semiconductors & Semiconductor Equipment)†	24,200	7,209,605
Keyence Corp. (Technology Hardware & Equipment)†	14,600	5,278,642
Sony Group Corp. (Consumer Durables & Apparel)†	522,600	12,647,287
		34,462,649
Mexico - 0.7%
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,456,900	4,294,631
Netherlands - 1.4%
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	11,403	7,912,609
Singapore - 1.3%
DBS Group Holdings Ltd. (Banks)†	196,700	7,219,849
Sweden - 2.4%
Alfa Laval AB (Capital Goods)†	122,287	5,302,230
	Shares	Value
COMMON STOCKS - 96.8% (continued)
Sweden - 2.4% (continued)
Atlas Copco AB, Class A (Capital Goods)†	272,893	$4,135,141
Epiroc AB, Class A (Capital Goods)†	223,571	4,529,242
		13,966,613
Switzerland - 3.9%
Alcon AG (Health Care Equipment & Services)	92,799	8,124,553
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	29,213	9,166,272
SGS SA, Reg S (Commercial & Professional Services)†	49,687	5,038,444
		22,329,269
Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	39,583	9,564,044
United Kingdom - 5.2%
Compass Group plc (Consumer Services)†	205,728	7,230,571
Diploma plc (Capital Goods)†	108,965	7,722,165
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,824,064	8,590,990
Shell plc (Energy)†	169,564	6,084,348
		29,628,074
United States - 60.0%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	31,893	6,028,415
Accenture plc, Class A (Software & Services)	34,401	9,188,507
Adobe Inc. (Software & Services)*	22,942	8,206,124
Alphabet Inc., Class A (Media & Entertainment)	128,688	24,695,227
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	100,628	23,558,021
AMETEK Inc. (Capital Goods)	29,425	5,439,211
Amphenol Corp., Class A (Technology Hardware & Equipment)	78,021	8,310,017
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	36,609	6,591,817
Atkore Inc. (Capital Goods)	45,498	3,504,256
Booking Holdings Inc. (Consumer Services)	1,993	10,969,592

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.8% (continued)
United States - 60.0% (continued)
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	42,388	$12,449,356
CME Group Inc. (Financial Services)	51,059	14,208,698
CoStar Group Inc. (Real Estate Management & Development)*	80,467	7,659,654
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	31,644	6,238,931
Deere & Co. (Capital Goods)	23,356	12,247,186
HEICO Corp. (Capital Goods)	22,578	7,378,490
Honeywell International Inc. (Capital Goods)	21,819	4,851,455
Johnson & Johnson (Pharmaceuticals, Biotechnology & Life Sciences)	32,371	5,332,799
Meta Platforms Inc., Class A (Media & Entertainment)	26,601	20,574,277
Microsoft Corp. (Software & Services)	51,892	27,684,382
Netflix Inc. (Media & Entertainment)*	16,656	19,310,966
Northrop Grumman Corp. (Capital Goods)	9,491	5,472,605
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	56,611	10,069,399
Progressive Corp. (Insurance)	40,050	9,693,702
Schlumberger NV (Energy)	172,487	5,830,061
ServiceNow Inc. (Software & Services)*	7,171	6,763,113
Synopsys Inc. (Software & Services)*	21,758	13,783,040
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	12,842	6,005,947
Trade Desk Inc., Class A (Media & Entertainment)*	99,463	8,649,302
Tradeweb Markets Inc., Class A (Financial Services)	98,431	13,637,615
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	34,389	15,711,302
Visa Inc., Class A (Financial Services)	15,217	5,257,017
		345,300,484
Total Common Stocks (Cost $340,818,619)		$556,294,894

	Shares	Value
SHORT TERM INVESTMENTS - 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	16,794,192	$16,794,192

Total Short Term Investments (Cost $16,794,192)		$16,794,192

Total Investments — 99.7%
(Cost $357,612,811)		$573,089,086
Other Assets Less Liabilities - 0.3%		1,913,129
Net Assets — 100.0%		$575,002,215

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.

Industry	Percentage of Net Assets
Banks	3.3%
Capital Goods	13.8
Commercial & Professional Services	0.9
Consumer Discretionary Distribution & Retail	4.1
Consumer Durables & Apparel	2.2
Consumer Services	3.2
Consumer Staples Distribution & Retail	1.7
Energy	2.1
Financial Services	5.8
Health Care Equipment & Services	2.8
Insurance	3.3
Materials	0.8
Media & Entertainment	15.4
Pharmaceuticals, Biotechnology & Life Sciences	11.5
Real Estate Management & Development	1.3
Semiconductors & Semiconductor Equipment	9.5
Software & Services	12.8
Technology Hardware & Equipment	2.3
Money Market Fund	2.9
Total Investments	99.7
Other Assets Less Liabilities	0.3
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Australia - 1.4%
BHP Group Ltd. - Sponsored ADR (Materials)	3,414,868	$173,031,362
Canada - 4.0%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	3,023,349	157,102,431
Canadian National Railway Co. (Transportation)	977,613	91,357,935
Manulife Financial Corp. (Insurance)	7,606,073	235,329,351
		483,789,717
China - 9.5%
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	6,553,257	239,004,933
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	39,285,788	134,851,750
NetEase Inc. - ADR (Media & Entertainment)	1,182,078	154,024,763
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	13,762,000	94,638,668
SF Holding Co., Ltd., Class A (Transportation)†	19,044,400	121,668,317
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	2,816,564	90,436,779
Tencent Holdings Ltd. (Media & Entertainment)†	3,032,210	212,559,157
ZTO Express Cayman Inc. - ADR (Transportation)	5,870,628	115,592,665
		1,162,777,032
Denmark - 2.2%
Coloplast A/S, Class B (Health Care Equipment & Services)†	893,466	81,228,420
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	426,361	92,609,274
Novonesis (Novozymes), Class B (Materials)†	1,525,367	99,070,455
		272,908,149
France - 6.6%
Air Liquide SA (Materials)†	744,590	146,562,662
Dassault Systemes SE (Software & Services)†	3,141,318	103,341,915
L'Oreal SA (Household & Personal Products)†	573,594	254,134,737
Safran SA (Capital Goods)†	408,731	134,597,714
Schneider Electric SE (Capital Goods)†	657,165	171,474,970
		810,111,998
	Shares	Value
COMMON STOCKS - 98.1% (continued)
Germany - 4.6%
Allianz SE, Reg S (Insurance)†	764,070	$302,606,855
SAP SE - Sponsored ADR (Software & Services)	541,463	155,237,442
Symrise AG (Materials)†	1,198,909	108,751,170
		566,595,467
Hong Kong - 3.5%
AIA Group Ltd. (Insurance)†	35,112,174	328,526,366
Techtronic Industries Co., Ltd. (Capital Goods)†	8,566,000	102,961,112
		431,487,478
India - 3.5%
HDFC Bank Ltd. - ADR (Banks)	5,577,710	428,200,797
Indonesia - 1.0%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	689,525,700	119,573,999
Ireland - 1.2%
Ryanair Holdings plc - Sponsored ADR (Transportation)	2,254,686	140,399,297
Israel - 0.6%
Nice Ltd. - Sponsored ADR (Software & Services)*	493,490	77,009,114
Japan - 13.4%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	5,896,500	287,342,395
Daifuku Co., Ltd. (Capital Goods)†	4,856,600	124,080,442
Disco Corp. (Semiconductors & Semiconductor Equipment)†	511,500	152,384,822
Keyence Corp. (Technology Hardware & Equipment)†	282,234	102,041,942
Komatsu Ltd. (Capital Goods)†	5,290,400	169,146,815
Obic Co., Ltd. (Software & Services)†	3,317,314	118,872,270
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	7,492,100	124,799,975
Sony Group Corp. (Consumer Durables & Apparel)†	10,716,800	259,354,082
Sysmex Corp. (Health Care Equipment & Services)†	10,860,121	176,951,369
Unicharm Corp. (Household & Personal Products)†	16,315,900	114,007,723
		1,628,981,835
Mexico - 2.7%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,240,501	202,675,720

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.1% (continued)
Mexico - 2.7% (continued)
Grupo Financiero Banorte SAB de CV, Series O (Banks)	14,693,800	$130,947,345
		333,623,065
Netherlands - 3.6%
Adyen NV (Financial Services)*^†	93,458	160,059,251
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	392,858	272,606,490
		432,665,741
Peru - 1.4%
Credicorp Ltd. (Banks)	712,122	168,772,914
Singapore - 3.9%
DBS Group Holdings Ltd. (Banks)†	12,911,618	473,919,329
South Korea - 2.8%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	273,810	342,432,461
Spain - 1.7%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	12,570,422	209,826,950
Sweden - 6.9%
Alfa Laval AB (Capital Goods)†	4,862,923	210,850,983
Assa Abloy AB, Class B (Capital Goods)†	4,473,884	147,115,483
Atlas Copco AB, Class A (Capital Goods)†	6,936,365	105,106,574
Epiroc AB, Class A (Capital Goods)†	7,412,267	150,162,365
Skandinaviska Enskilda Banken AB, Class A (Banks)†	12,720,439	222,114,163
		835,349,568
Switzerland - 7.0%
Alcon AG (Health Care Equipment & Services)	2,218,258	194,208,488
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	2,386,367	207,566,202
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	1,036,077	117,280,042
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	751,644	235,846,145
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	364,410	99,115,116
		854,015,993
	Shares	Value
COMMON STOCKS - 98.1% (continued)
Taiwan - 6.6%
Delta Electronics Inc. (Technology Hardware & Equipment)†	15,223,000	$287,671,708
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	2,134,563	515,753,112
		803,424,820
United Kingdom - 6.5%
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	52,633,563	247,893,958
Rio Tinto plc (Materials)†	2,972,227	176,492,849
Shell plc (Energy)†	10,224,764	366,888,132
		791,274,939
United States - 3.5%
Linde plc (Materials)	399,351	183,805,291
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	101,010	239,786,629
		423,591,920
Total Common Stocks (Cost $7,713,182,051)		$11,963,763,945

SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	237,230,532	237,230,532

Total Short Term Investments (Cost $237,230,532)		$237,230,532

Total Investments — 100.1%
(Cost $7,950,412,583)		$12,200,994,477
Liabilities Less Other Assets - (0.1)%		(8,646,640)
Net Assets — 100.0%		$12,192,347,837

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.3%
of net assets as of July 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	13.4%
Capital Goods	12.8
Consumer Discretionary Distribution & Retail	2.0
Consumer Durables & Apparel	3.2
Consumer Staples Distribution & Retail	1.3
Energy	3.0
Financial Services	1.3
Food, Beverage & Tobacco	3.3
Health Care Equipment & Services	5.3
Household & Personal Products	3.0
Insurance	7.9
Materials	7.3
Media & Entertainment	3.0
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Semiconductors & Semiconductor Equipment	7.8
Software & Services	3.6
Technology Hardware & Equipment	6.0
Telecommunication Services	1.0
Transportation	3.9
Money Market Fund	2.0
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Australia - 1.7%
BHP Group Ltd. - Sponsored ADR (Materials)	31,331	$1,587,542
Canada - 5.7%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	39,315	2,042,927
Canadian National Railway Co. (Transportation)	11,087	1,036,080
Manulife Financial Corp. (Insurance)	78,090	2,416,079
		5,495,086
Denmark - 2.9%
Coloplast A/S, Class B (Health Care Equipment & Services)†	9,329	848,135
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,158	903,154
Novonesis (Novozymes), Class B (Materials)†	15,523	1,008,197
		2,759,486
France - 9.0%
Air Liquide SA (Materials)†	7,506	1,477,457
Dassault Systemes SE (Software & Services)†	37,517	1,234,220
L'Oreal SA (Household & Personal Products)†	5,786	2,563,527
Safran SA (Capital Goods)†	4,574	1,506,247
Schneider Electric SE (Capital Goods)†	6,858	1,789,467
		8,570,918
Germany - 7.1%
Allianz SE, Reg S (Insurance)†	8,014	3,173,912
SAP SE - Sponsored ADR (Software & Services)	8,464	2,426,628
Symrise AG (Materials)†	12,952	1,174,856
		6,775,396
Hong Kong - 4.8%
AIA Group Ltd. (Insurance)†	375,400	3,512,423
Techtronic Industries Co., Ltd. (Capital Goods)†	87,000	1,045,717
		4,558,140
India - 1.1%
HDFC Bank Ltd. - ADR (Banks)	13,378	1,027,029
Ireland - 1.6%
Ryanair Holdings plc - Sponsored ADR (Transportation)	24,304	1,513,410
Israel - 0.8%
Nice Ltd. - Sponsored ADR (Software & Services)*	4,734	738,741
	Shares	Value
COMMON STOCKS - 96.6% (continued)
Japan - 18.0%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	59,100	$2,880,003
Daifuku Co., Ltd. (Capital Goods)†	48,100	1,228,899
Disco Corp. (Semiconductors & Semiconductor Equipment)†	5,300	1,578,963
Keyence Corp. (Technology Hardware & Equipment)†	2,800	1,012,342
Komatsu Ltd. (Capital Goods)†	58,200	1,860,794
Obic Co., Ltd. (Software & Services)†	36,567	1,310,338
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	85,400	1,422,554
Sony Group Corp. (Consumer Durables & Apparel)†	120,200	2,908,924
Sysmex Corp. (Health Care Equipment & Services)†	115,100	1,875,403
Unicharm Corp. (Household & Personal Products)†	166,700	1,164,820
		17,243,040
Netherlands - 4.7%
Adyen NV (Financial Services)*^†	1,052	1,801,690
ASML Holding NV (Semiconductors & Semiconductor Equipment)†	3,825	2,654,190
		4,455,880
Singapore - 4.7%
DBS Group Holdings Ltd. (Banks)†	122,100	4,481,665
South Korea - 1.2%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	892	1,115,554
Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	136,459	2,277,790
Sweden - 8.8%
Alfa Laval AB (Capital Goods)†	46,999	2,037,825
Assa Abloy AB, Class B (Capital Goods)†	41,013	1,348,637
Atlas Copco AB, Class A (Capital Goods)†	75,212	1,139,686
Epiroc AB, Class A (Capital Goods)†	75,885	1,537,326
Skandinaviska Enskilda Banken AB, Class A (Banks)†	137,307	2,397,545
		8,461,019

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Switzerland - 9.1%
Alcon AG (Health Care Equipment & Services)	21,311	$1,865,778
Nestle SA, Reg S (Food, Beverage & Tobacco)†	24,007	2,093,652
Novartis AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	12,430	1,407,029
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	7,554	2,370,247
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	3,735	1,015,875
		8,752,581
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	10,397	2,512,123
United Kingdom - 8.5%
Haleon plc (Pharmaceuticals, Biotechnology & Life Sciences)†	563,621	2,654,546
Rio Tinto plc (Materials)†	29,366	1,743,773
Shell plc (Energy)†	104,809	3,760,789
		8,159,108
United States - 1.9%
Linde plc (Materials)	3,934	1,810,663

Total Common Stocks (Cost $78,615,945)		$92,295,171

SHORT TERM INVESTMENTS - 3.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	3,292,132	3,292,132

Total Short Term Investments (Cost $3,292,132)		$3,292,132

Total Investments — 100.0%
(Cost $81,908,077)		$95,587,303
Liabilities Less Other Assets - (0.0)%		(31,004)
Net Assets — 100.0%		$95,556,299

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.9%
of net assets as of July 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	10.7%
Capital Goods	14.1
Consumer Durables & Apparel	3.0
Consumer Staples Distribution & Retail	2.1
Energy	3.9
Financial Services	1.9
Food, Beverage & Tobacco	2.2
Health Care Equipment & Services	5.8
Household & Personal Products	3.9
Insurance	9.5
Materials	9.2
Pharmaceuticals, Biotechnology & Life Sciences	12.2
Semiconductors & Semiconductor Equipment	7.0
Software & Services	6.1
Technology Hardware & Equipment	2.3
Transportation	2.7
Money Market Fund	3.4
Total Investments	100.0
Liabilities Less Other Assets	(0.0)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Bangladesh - 0.8%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,126,640	$2,112,901
Belgium - 0.7%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	222	1,879,512
Canada - 1.2%
Kinaxis Inc. (Software & Services)*	21,894	3,249,338
China - 5.0%
Haitian International Holdings Ltd. (Capital Goods)†	656,000	1,764,591
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	207,426	3,762,378
TravelSky Technology Ltd., Class H (Consumer Services)†	3,164,000	5,032,253
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	404,499	3,192,877
		13,752,099
Finland - 1.6%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	84,362	4,539,315
France - 2.4%
Alten SA (Software & Services)†	30,761	2,508,979
Rubis SCA (Utilities)†	129,707	4,115,652
		6,624,631
Germany - 14.5%
Bechtle AG (Software & Services)†	100,527	4,371,012
Brenntag SE (Capital Goods)†	34,511	2,146,061
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	53,812	2,985,582
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	451,355	3,627,764
FUCHS SE (Materials)†	132,159	4,658,380
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	70,971	5,063,941
Nemetschek SE (Software & Services)†	25,947	3,879,221
Pfeiffer Vacuum Technology AG (Capital Goods)†	21,575	3,826,050
Scout24 SE (Media & Entertainment)^†	41,229	5,522,457
STRATEC SE (Health Care Equipment & Services)†	47,953	1,521,301
	Shares	Value
COMMON STOCKS - 98.8% (continued)
Germany - 14.5% (continued)
TeamViewer SE (Software & Services)*^†	239,865	$2,464,557
		40,066,326
India - 2.8%
Max Financial Services Ltd. (Insurance)*†	291,126	4,966,730
SH Kelkar & Co., Ltd. (Materials)^†	966,431	2,825,136
		7,791,866
Israel - 1.9%
CyberArk Software Ltd. (Software & Services)*	12,460	5,126,916
Italy - 4.5%
Carel Industries SpA (Capital Goods)^†	94,568	2,570,694
DiaSorin SpA (Health Care Equipment & Services)†	45,071	4,395,168
Reply SpA (Software & Services)†	35,435	5,556,548
		12,522,410
Japan - 11.9%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	110,300	4,892,976
Asahi Intecc Co., Ltd. (Health Care Equipment & Services)†	190,900	2,978,033
GMO Payment Gateway Inc. (Financial Services)†	70,400	3,958,787
JCU Corp. (Materials)†	111,900	2,644,080
MISUMI Group Inc. (Capital Goods)†	150,000	2,161,642
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	353,200	5,075,045
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	261,500	2,891,459
SHIFT Inc. (Software & Services)*†	418,700	4,398,685
Stanley Electric Co., Ltd. (Automobiles & Components)†	209,400	3,950,740
		32,951,447
Lithuania - 2.0%
Artea bankas AB (Banks)†	6,148,519	5,644,808
Malaysia - 1.2%
Dialog Group Bhd. (Energy)†	2,961,040	1,206,185
TIME dotCom Bhd. (Telecommunication Services)†	1,719,400	2,090,969
		3,297,154

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.8% (continued)
Mexico - 2.9%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	923,247	$2,681,894
Megacable Holdings SAB de CV (Media & Entertainment)	1,895,700	5,268,569
		7,950,463
Netherlands - 1.1%
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)†	21,824	2,940,151
Norway - 1.8%
Medistim ASA (Health Care Equipment & Services)†	122,312	2,560,176
TOMRA Systems ASA (Capital Goods)†	181,382	2,532,918
		5,093,094
Panama - 1.3%
Copa Holdings SA, Class A (Transportation)	31,751	3,513,566
Philippines - 2.1%
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	3,494,670	2,276,344
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	21,151,700	3,617,982
		5,894,326
Poland - 0.9%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	245,226	2,411,164
Romania - 0.8%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	1,202,530	2,142,403
South Korea - 0.7%
Cheil Worldwide Inc. (Media & Entertainment)†	141,200	2,021,902
Spain - 2.3%
Bankinter SA (Banks)†	202,782	2,890,140
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	2,165,552	3,340,384
		6,230,524
Sweden - 2.9%
Cellavision AB (Health Care Equipment & Services)†	169,114	3,009,008
Paradox Interactive AB (Media & Entertainment)†	103,153	1,760,217
Thule Group AB (Consumer Durables & Apparel)^†	112,331	3,176,382
		7,945,607
	Shares	Value
COMMON STOCKS - 98.8% (continued)
Switzerland - 6.3%
Belimo Holding AG, Reg S (Capital Goods)†	3,892	$4,530,088
Bossard Holding AG, Class A, Reg S (Capital Goods)†	14,913	3,156,129
Burckhardt Compression Holding AG (Capital Goods)†	5,806	5,163,067
LEM Holding SA, Reg S (Technology Hardware & Equipment)*†	3,959	3,205,954
Temenos AG, Reg S (Software & Services)†	13,768	1,234,171
		17,289,409
Taiwan - 1.3%
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	16,000	2,430,006
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	81,909	1,095,857
		3,525,863
United Kingdom - 20.1%
Airtel Africa plc (Telecommunication Services)^†	3,148,185	8,474,319
Baltic Classifieds Group plc (Media & Entertainment)†	716,167	3,378,475
Clarkson plc (Transportation)†	135,430	6,162,247
Cranswick plc (Food, Beverage & Tobacco)†	89,407	6,256,949
Croda International plc (Materials)†	88,529	3,047,267
Diploma plc (Capital Goods)†	83,939	5,948,615
Grafton Group plc (Capital Goods)†	281,431	3,303,546
Rathbones Group plc (Financial Services)†	80,541	2,032,718
Rightmove plc (Media & Entertainment)†	230,166	2,482,182
Senior plc (Capital Goods)†	3,408,752	9,060,627
Spirax Group plc (Capital Goods)†	30,386	2,538,928
YouGov plc (Media & Entertainment)†	717,903	2,948,777
		55,634,650
United States - 0.8%
Globant SA (Software & Services)*	24,779	2,087,878
Vietnam - 3.0%
FPT Corp. (Software & Services)†	257,715	1,012,225

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 98.8% (continued)
Vietnam - 3.0% (continued)
Hoa Phat Group JSC (Materials)*†	7,828,102	$7,386,047
		8,398,272
Total Common Stocks (Cost $184,223,072)		$272,637,995

SHORT TERM INVESTMENTS - 1.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	3,160,406	3,160,406

Total Short Term Investments (Cost $3,160,406)		$3,160,406

Total Investments — 99.9%
(Cost $187,383,478)		$275,798,401
Other Assets Less Liabilities - 0.1%		226,362
Net Assets — 100.0%		$276,024,763

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 9.9%
of net assets as of July 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	1.4%
Banks	3.1
Capital Goods	17.5
Consumer Discretionary Distribution & Retail	2.2
Consumer Durables & Apparel	1.6
Consumer Services	1.8
Consumer Staples Distribution & Retail	0.8
Energy	1.2
Financial Services	2.1
Food, Beverage & Tobacco	8.8
Health Care Equipment & Services	6.3
Household & Personal Products	1.8
Insurance	3.0
Materials	7.5
Media & Entertainment	8.4
Pharmaceuticals, Biotechnology & Life Sciences	3.1
Semiconductors & Semiconductor Equipment	2.0
Software & Services	13.1
Technology Hardware & Equipment	4.2
Telecommunication Services	3.9
Transportation	3.5
Utilities	1.5
Money Market Fund	1.1
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Brazil - 3.2%
B3 SA - Brasil Bolsa Balcao (Financial Services)	949,800	$2,133,829
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	445,830	1,295,399
Raia Drogasil SA (Consumer Staples Distribution & Retail)	485,735	1,168,460
WEG SA (Capital Goods)	608,652	4,033,731
		8,631,419
China - 23.6%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	559,262	8,249,599
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	140,079	5,108,845
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	701,600	1,646,065
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	111,181	1,720,579
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	663,500	1,408,771
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	391,849	3,801,565
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	644,000	4,428,666
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	928,200	2,569,556
SF Holding Co., Ltd., Class A (Transportation)†	436,000	2,785,458
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	302,800	2,667,105
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	91,400	2,934,754
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	340,700	2,433,170
Tencent Holdings Ltd. (Media & Entertainment)†	209,455	14,682,881
Trip.com Group Ltd. (Consumer Services)†	134,688	8,446,842
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	431,711	1,570,760
		64,454,616
Egypt - 1.4%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	1,956,368	3,743,021
	Shares	Value
COMMON STOCKS - 94.2% (continued)
Hong Kong - 3.7%
AIA Group Ltd. (Insurance)†	542,685	$5,077,621
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	164,679	1,389,278
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	668,100	703,285
Techtronic Industries Co., Ltd. (Capital Goods)†	253,401	3,045,815
		10,215,999
India - 15.1%
Asian Paints Ltd. (Materials)†	25,128	686,214
Bajaj Auto Ltd. (Automobiles & Components)†	20,051	1,825,705
HDFC Bank Ltd. (Banks)†	548,439	12,595,875
HDFC Life Insurance Co., Ltd. (Insurance)^†	473,068	4,055,458
ICICI Bank Ltd. (Banks)†	424,506	7,167,456
Maruti Suzuki India Ltd. (Automobiles & Components)†	47,663	6,848,899
Supreme Industries Ltd. (Materials)†	39,132	1,910,607
Tata Consultancy Services Ltd. (Software & Services)†	176,247	6,071,454
		41,161,668
Indonesia - 2.8%
Astra International Tbk PT (Capital Goods)†	7,788,900	2,405,429
Bank Central Asia Tbk PT (Banks)†	3,673,765	1,832,541
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	10,628,350	2,371,421
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	6,086,300	1,055,455
		7,664,846
Italy - 1.8%
Tenaris SA - ADR (Energy)	141,532	4,945,128
Kazakhstan - 1.0%
Kaspi.KZ JSC - ADR (Financial Services)	33,868	2,672,185
Kenya - 1.3%
Safaricom plc (Telecommunication Services)†	17,097,082	3,480,870
Mexico - 3.7%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	39,797	3,600,037
Grupo Financiero Banorte SAB de CV, Series O (Banks)	353,255	3,148,117

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 94.2% (continued)
Mexico - 3.7% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,187,710	$3,501,116
		10,249,270
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	17,187	1,901,913
Poland - 1.5%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	409,567	4,027,033
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)‡	36,588,248	—
Saudi Arabia - 1.7%
Al Rajhi Bank (Banks)†	117,054	2,947,111
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	35,904	1,601,753
		4,548,864
South Africa - 2.5%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	93,228	1,948,606
Discovery Ltd. (Insurance)†	184,485	2,178,367
Standard Bank Group Ltd. (Banks)†	220,443	2,823,839
		6,950,812
South Korea - 6.4%
Coway Co., Ltd. (Consumer Durables & Apparel)†	54,852	4,296,063
NAVER Corp. (Media & Entertainment)†	17,741	2,997,698
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	8,271	10,343,884
		17,637,645
Taiwan - 16.1%
Airtac International Group (Capital Goods)†	134,783	3,841,117
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	53,668	8,150,848
Delta Electronics Inc. (Technology Hardware & Equipment)†	395,950	7,482,337
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	265,181	3,547,844
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	892,545	5,289,450
	Shares	Value
COMMON STOCKS - 94.2% (continued)
Taiwan - 16.1% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	406,527	$15,703,408
		44,015,004
Thailand - 0.5%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	266,955	1,388,689
United Arab Emirates - 1.7%
Emaar Properties PJSC (Real Estate Management & Development)†	1,163,984	4,795,268
United Kingdom - 1.1%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	57,948	3,014,325
United States - 3.0%
EPAM Systems Inc. (Software & Services)*	10,675	1,683,554
Globant SA (Software & Services)*	23,155	1,951,040
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	1,947	4,621,964
		8,256,558
Vietnam - 1.4%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,548,500	3,814,574

Total Common Stocks (Cost $208,326,841)		$257,569,707

PREFERRED STOCKS - 1.9%
Brazil - 1.1%
Itau Unibanco Holding SA - Sponsored ADR, 3.97% (Banks)+	504,366	3,162,375
Colombia - 0.5%
Grupo Cibest SA - ADR, 3.23% (Banks)+	29,976	1,301,558
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.60% (Technology Hardware & Equipment)+†	711	715,117

Total Preferred Stocks (Cost $2,112,299)		$5,179,050

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 4.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	11,303,203	$11,303,203

Total Short Term Investments (Cost $11,303,203)		$11,303,203

Total Investments — 100.3%
(Cost $221,742,343)		$274,051,960
Liabilities Less Other Assets - (0.3)%		(720,602)
Net Assets — 100.0%		$273,331,358

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 3.2%
of net assets as of July 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.2%
Banks	14.9
Capital Goods	9.9
Consumer Discretionary Distribution & Retail	8.7
Consumer Durables & Apparel	5.6
Consumer Services	3.1
Consumer Staples Distribution & Retail	2.4
Energy	1.8
Financial Services	1.8
Food, Beverage & Tobacco	2.6
Health Care Equipment & Services	1.6
Insurance	6.4
Materials	1.0
Media & Entertainment	6.5
Real Estate Management & Development	1.7
Semiconductors & Semiconductor Equipment	9.3
Software & Services	3.5
Technology Hardware & Equipment	8.7
Telecommunication Services	1.7
Transportation	1.7
Money Market Fund	4.2
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 94.4%
Brazil - 3.1%
B3 SA - Brasil Bolsa Balcao (Financial Services)	1,389,409	$3,121,459
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	708,890	2,059,744
Raia Drogasil SA (Consumer Staples Distribution & Retail)	750,800	1,806,087
WEG SA (Capital Goods)	909,848	6,029,853
		13,017,143
China - 23.6%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	873,236	12,880,987
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	218,181	7,957,316
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,106,470	2,595,955
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	171,300	2,650,949
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	956,500	2,030,881
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	595,315	5,775,512
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	979,000	6,732,398
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	1,421,400	3,934,893
SF Holding Co., Ltd., Class A (Transportation)†	699,700	4,470,150
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	464,101	4,087,867
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	146,500	4,703,954
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	524,710	3,747,310
Tencent Holdings Ltd. (Media & Entertainment)†	322,800	22,628,411
Trip.com Group Ltd. (Consumer Services)†	210,650	13,210,734
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	629,799	2,291,494
		99,698,811
Egypt - 1.4%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	3,059,279	5,853,165
	Shares	Value
COMMON STOCKS - 94.4% (continued)
Hong Kong - 3.8%
AIA Group Ltd. (Insurance)†	839,271	$7,852,623
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	251,845	2,124,634
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	1,144,900	1,205,195
Techtronic Industries Co., Ltd. (Capital Goods)†	404,860	4,866,313
		16,048,765
India - 15.1%
Asian Paints Ltd. (Materials)†	43,472	1,187,165
Bajaj Auto Ltd. (Automobiles & Components)†	30,981	2,820,916
HDFC Bank Ltd. (Banks)†	844,735	19,400,839
HDFC Life Insurance Co., Ltd. (Insurance)^†	719,310	6,166,411
ICICI Bank Ltd. (Banks)†	652,614	11,018,883
Maruti Suzuki India Ltd. (Automobiles & Components)†	74,479	10,702,204
Supreme Industries Ltd. (Materials)†	62,788	3,065,603
Tata Consultancy Services Ltd. (Software & Services)†	275,225	9,481,102
		63,843,123
Indonesia - 2.8%
Astra International Tbk PT (Capital Goods)†	11,549,500	3,566,807
Bank Central Asia Tbk PT (Banks)†	5,633,864	2,810,275
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	16,314,836	3,640,202
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	9,609,900	1,666,499
		11,683,783
Italy - 1.8%
Tenaris SA - ADR (Energy)	222,132	7,761,292
Kazakhstan - 1.0%
Kaspi.KZ JSC - ADR (Financial Services)	54,215	4,277,563
Kenya - 1.3%
Safaricom plc (Telecommunication Services)†	26,438,873	5,382,806
Mexico - 3.7%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	59,492	5,381,646
Grupo Financiero Banorte SAB de CV, Series O (Banks)	528,874	4,713,188

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 94.4% (continued)
Mexico - 3.7% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	1,855,215	$5,468,779
		15,563,613
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	27,712	3,066,610
Poland - 1.4%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	614,387	6,040,908
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)‡	20,812,636	—
Saudi Arabia - 1.7%
Al Rajhi Bank (Banks)†	187,342	4,716,778
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	56,851	2,536,243
		7,253,021
South Africa - 2.6%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	150,459	3,144,820
Discovery Ltd. (Insurance)†	297,471	3,512,487
Standard Bank Group Ltd. (Banks)†	339,589	4,350,079
		11,007,386
South Korea - 6.5%
Coway Co., Ltd. (Consumer Durables & Apparel)†	83,281	6,522,650
NAVER Corp. (Media & Entertainment)†	27,186	4,593,620
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	12,898	16,130,506
		27,246,776
Taiwan - 16.1%
Airtac International Group (Capital Goods)†	201,823	5,751,658
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	83,309	12,652,587
Delta Electronics Inc. (Technology Hardware & Equipment)†	610,000	11,527,277
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	414,846	5,550,205
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	1,377,146	8,161,320
	Shares	Value
COMMON STOCKS - 94.4% (continued)
Taiwan - 16.1% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	627,147	$24,225,562
		67,868,609
Thailand - 0.5%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	422,800	2,199,388
United Arab Emirates - 1.8%
Emaar Properties PJSC (Real Estate Management & Development)†	1,799,097	7,411,745
United Kingdom - 1.1%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	89,145	4,637,122
United States - 3.0%
EPAM Systems Inc. (Software & Services)*	16,338	2,576,666
Globant SA (Software & Services)*	37,365	3,148,375
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	2,998	7,116,922
		12,841,963
Vietnam - 1.4%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	2,349,100	5,786,772

Total Common Stocks (Cost $260,626,128)		$398,490,364

PREFERRED STOCKS - 1.8%
Brazil - 1.1%
Itau Unibanco Holding SA - Sponsored ADR, 3.97% (Banks)+	754,093	4,728,163
Colombia - 0.5%
Grupo Cibest SA - ADR, 3.23% (Banks)+	47,433	2,059,541
South Korea - 0.2%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.60% (Technology Hardware & Equipment)+†	1,057	1,063,120

Total Preferred Stocks (Cost $3,474,011)		$7,850,824

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
SHORT TERM INVESTMENTS - 3.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	16,387,444	$16,387,444

Total Short Term Investments (Cost $16,387,444)		$16,387,444

Total Investments — 100.1%
(Cost $280,487,583)		$422,728,632
Liabilities Less Other Assets - (0.1)%		(512,877)
Net Assets — 100.0%		$422,215,755

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 3.2%
of net assets as of July 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	3.2%
Banks	15.0
Capital Goods	9.6
Consumer Discretionary Distribution & Retail	8.6
Consumer Durables & Apparel	5.7
Consumer Services	3.1
Consumer Staples Distribution & Retail	2.5
Energy	1.8
Financial Services	1.8
Food, Beverage & Tobacco	2.7
Health Care Equipment & Services	1.6
Insurance	6.4
Materials	1.0
Media & Entertainment	6.5
Real Estate Management & Development	1.8
Semiconductors & Semiconductor Equipment	9.3
Software & Services	3.5
Technology Hardware & Equipment	8.6
Telecommunication Services	1.7
Transportation	1.8
Money Market Fund	3.9
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Brazil - 3.4%
B3 SA - Brasil Bolsa Balcao (Financial Services)	8,300	$18,647
Raia Drogasil SA (Consumer Staples Distribution & Retail)	8,900	21,409
WEG SA (Capital Goods)	12,400	82,179
		122,235
Egypt - 1.2%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	23,683	45,311
India - 22.6%
Asian Paints Ltd. (Materials)†	1,512	41,291
Bajaj Auto Ltd. (Automobiles & Components)†	617	56,180
HDFC Asset Management Co., Ltd. (Financial Services)^†	1,068	68,539
HDFC Bank Ltd. (Banks)†	7,314	167,979
HDFC Life Insurance Co., Ltd. (Insurance)^†	9,668	82,881
ICICI Bank Ltd. (Banks)†	8,846	149,358
Maruti Suzuki India Ltd. (Automobiles & Components)†	987	141,826
Tata Consultancy Services Ltd. (Software & Services)†	3,259	112,268
		820,322
Indonesia - 3.7%
Astra International Tbk PT (Capital Goods)†	143,100	44,193
Bank Central Asia Tbk PT (Banks)†	69,100	34,468
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	152,400	34,004
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	116,100	20,134
		132,799
Kazakhstan - 1.6%
Kaspi.KZ JSC - ADR (Financial Services)	737	58,149
Kenya - 1.3%
Safaricom plc (Telecommunication Services)†	241,300	49,127
Mexico - 4.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	661	59,794
Grupo Financiero Banorte SAB de CV, Series O (Banks)	6,700	59,709
	Shares	Value
COMMON STOCKS - 96.5% (continued)
Mexico - 4.9% (continued)
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	20,300	$59,840
		179,343
Panama - 1.0%
Copa Holdings SA, Class A (Transportation)	315	34,858
Peru - 0.8%
Credicorp Ltd. (Banks)	116	27,492
Philippines - 3.9%
International Container Terminal Services Inc. (Transportation)†	7,500	57,416
Jollibee Foods Corp. (Consumer Services)†	11,800	43,831
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	225,700	38,606
		139,853
Poland - 1.3%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	4,837	47,559
Saudi Arabia - 4.9%
Al Rajhi Bank (Banks)†	2,320	58,412
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	812	36,225
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	1,743	35,068
Saudi Arabian Oil Co. (Energy)^†	7,625	49,366
		179,071
South Africa - 2.8%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	2,059	43,036
Standard Bank Group Ltd. (Banks)†	4,662	59,720
		102,756
South Korea - 13.0%
Cheil Worldwide Inc. (Media & Entertainment)†	4,408	63,120
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,570	122,964
NAVER Corp. (Media & Entertainment)†	532	89,892
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	157	196,347
		472,323
Taiwan - 15.6%
Airtac International Group (Capital Goods)†	1,200	34,198

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5% (continued)
Taiwan - 15.6% (continued)
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	300	$45,563
Delta Electronics Inc. (Technology Hardware & Equipment)†	4,000	75,589
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	8,000	47,410
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	9,400	363,105
		565,865
Thailand - 1.9%
Bangkok Dusit Medical Services pcl, Class F, Reg S (Health Care Equipment & Services)†	42,200	27,763
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	8,100	42,136
		69,899
United Arab Emirates - 2.6%
Agthia Group PJSC (Food, Beverage & Tobacco)†	25,666	29,760
Emaar Properties PJSC (Real Estate Management & Development)†	15,779	65,005
		94,765
United Kingdom - 3.6%
Baltic Classifieds Group plc (Media & Entertainment)†	15,165	71,540
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,106	57,532
		129,072
United States - 4.9%
EPAM Systems Inc. (Software & Services)*	227	35,800
Globant SA (Software & Services)*	454	38,254
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	43	102,077
		176,131
Vietnam - 1.5%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	22,100	54,441

Total Common Stocks (Cost $2,978,511)		$3,501,371

	Shares	Value
PREFERRED STOCKS - 3.1%
Brazil - 2.0%
Itau Unibanco Holding SA - Sponsored ADR, 3.97% (Banks)+	11,251	$70,544
Colombia - 1.1%
Grupo Cibest SA - ADR, 3.23% (Banks)+	918	39,860

Total Preferred Stocks (Cost $89,551)		$110,404

SHORT TERM INVESTMENTS - 1.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	48,090	48,090

Total Short Term Investments (Cost $48,090)		$48,090

Total Investments — 100.9%
(Cost $3,116,152)		$3,659,865
Liabilities Less Other Assets - (0.9)%		(32,425)
Net Assets — 100.0%		$3,627,440

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 6.8%
of net assets as of July 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Industry	Percentage of Net Assets
Automobiles & Components	5.5%
Banks	20.5
Capital Goods	4.4
Consumer Discretionary Distribution & Retail	6.7
Consumer Durables & Apparel	3.4
Consumer Services	1.2
Consumer Staples Distribution & Retail	3.5
Energy	1.3
Financial Services	4.0
Food, Beverage & Tobacco	4.0
Health Care Equipment & Services	2.9
Insurance	3.3
Materials	1.1
Media & Entertainment	6.2
Real Estate Management & Development	1.8
Semiconductors & Semiconductor Equipment	11.3
Software & Services	5.2
Technology Hardware & Equipment	8.8
Telecommunication Services	1.9
Transportation	2.6
Money Market Fund	1.3
Total Investments	100.9
Liabilities Less Other Assets	(0.9)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
China - 77.9%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	11,500	$169,635
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,000	57,351
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	53,500	74,987
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	2,540	92,637
Dongguan Yiheda Automation Co., Ltd., Class A (Capital Goods)†	18,400	59,737
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	3,498	18,616
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	3,900	29,589
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	4,800	34,712
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	6,200	19,520
Haitian International Holdings Ltd. (Capital Goods)†	25,020	67,302
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	6,200	44,065
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	16,680	39,134
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	8,372	28,347
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	19,600	74,544
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	1,521	23,538
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	270	53,288
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	20,500	43,526
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)*†	11,060	24,067
Meituan, Class B (Consumer Services)*^†	3,530	54,712
	Shares	Value
COMMON STOCKS - 96.6% (continued)
China - 77.9% (continued)
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,400	$42,687
NetEase Inc. (Media & Entertainment)†	2,700	70,441
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	12,500	85,960
Proya Cosmetics Co., Ltd., Class A (Household & Personal Products)†	4,600	52,366
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	11,200	51,424
Sany Heavy Industry Co., Ltd., Class A (Capital Goods)†	18,300	50,660
SF Holding Co., Ltd., Class A (Transportation)†	8,900	56,859
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	14,100	35,810
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	2,660	48,248
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	6,600	58,134
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	1,500	48,163
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,000	49,992
Tencent Holdings Ltd. (Media & Entertainment)†	5,200	364,522
TravelSky Technology Ltd., Class H (Consumer Services)†	67,000	106,562
Trip.com Group Ltd. (Consumer Services)†	1,396	87,549
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,100	18,499
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,400	45,809
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	7,400	26,925
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	8,400	38,530
ZTO Express Cayman Inc. (Transportation)†	3,800	74,414
		2,422,861

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Hong Kong - 10.8%
AIA Group Ltd. (Insurance)†	13,600	$127,248
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	1,400	11,811
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	27,400	28,843
Hong Kong Exchanges & Clearing Ltd. (Financial Services)†	2,100	114,306
Techtronic Industries Co., Ltd. (Capital Goods)†	4,500	54,089
		336,297
Taiwan - 7.9%
Airtac International Group (Capital Goods)†	3,300	94,045
Delta Electronics Inc. (Technology Hardware & Equipment)†	8,000	151,177
		245,222
Total Common Stocks (Cost $3,225,557)		$3,004,380

SHORT TERM INVESTMENTS - 4.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	135,229	135,229

Total Short Term Investments (Cost $135,229)		$135,229

Total Investments — 100.9%
(Cost $3,360,786)		$3,139,609
Liabilities Less Other Assets - (0.9)%		(28,495)
Net Assets — 100.0%		$3,111,114

† Investment categorized as level 2 security.
^ Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 9.1% of net assets as of July 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

* Non-income producing security.

Industry	Percentage of Net Assets
Automobiles & Components	3.2%
Capital Goods	18.4
Consumer Discretionary Distribution & Retail	6.3
Consumer Durables & Apparel	6.8
Consumer Services	8.0
Financial Services	3.7
Food, Beverage & Tobacco	6.2
Health Care Equipment & Services	3.2
Household & Personal Products	1.7
Insurance	6.9
Materials	1.1
Media & Entertainment	14.0
Pharmaceuticals, Biotechnology & Life Sciences	2.9
Semiconductors & Semiconductor Equipment	1.2
Technology Hardware & Equipment	6.4
Telecommunication Services	2.4
Transportation	4.2
Money Market Fund	4.3
Total Investments	100.9
Liabilities Less Other Assets	(0.9)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Bangladesh - 3.9%
BRAC Bank plc (Banks)†	4,571,298	$2,636,400
GrameenPhone Ltd. (Telecommunication Services)†	271,823	694,474
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,073,017	2,012,337
		5,343,211
Colombia - 2.4%
Cementos Argos SA - Sponsored ADR (Materials)#†	242,986	3,187,004
Croatia - 0.1%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	800	160,886
Egypt - 2.3%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	1,612,397	3,084,918
Indonesia - 3.5%
Astra International Tbk PT (Capital Goods)†	5,210,200	1,609,055
Bank Central Asia Tbk PT (Banks)†	4,130,100	2,060,169
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	7,766,600	1,091,300
		4,760,524
Kazakhstan - 5.7%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	178,223	4,420,494
Kaspi.KZ JSC - ADR (Financial Services)	42,027	3,315,931
		7,736,425
Kenya - 3.3%
East African Breweries plc (Food, Beverage & Tobacco)†	323,700	527,821
Equity Group Holdings plc (Banks)†	3,703,700	1,445,226
Safaricom plc (Telecommunication Services)†	12,585,050	2,562,245
		4,535,292
Morocco - 9.6%
Attijariwafa Bank (Banks)†	52,434	4,278,822
Itissalat Al-Maghrib (Telecommunication Services)†	165,873	2,209,132
Societe d'Exploitation des Ports (Transportation)†	65,556	6,470,884
		12,958,838
	Shares	Value
COMMON STOCKS - 95.2% (continued)
Peru - 9.0%
Alicorp SAA (Food, Beverage & Tobacco)	513,758	$1,365,731
Cementos Pacasmayo SAA (Materials)	1,129,276	1,361,104
Credicorp Ltd. (Banks)	27,343	6,480,291
Ferreycorp SAA (Capital Goods)	3,122,997	3,016,506
		12,223,632
Philippines - 16.8%
Bank of the Philippine Islands (Banks)†	1,233,920	2,493,054
BDO Unibank Inc. (Banks)†	1,069,231	2,606,252
Century Pacific Food Inc. (Food, Beverage & Tobacco)†	2,232,400	1,410,061
International Container Terminal Services Inc. (Transportation)†	658,930	5,044,385
Jollibee Foods Corp. (Consumer Services)†	765,560	2,843,689
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	1,539,350	1,002,696
SM Prime Holdings Inc. (Real Estate Management & Development)†	8,422,400	3,338,766
Universal Robina Corp. (Food, Beverage & Tobacco)†	984,620	1,488,978
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	14,619,700	2,500,689
		22,728,570
Poland - 1.9%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	265,807	2,613,525
Romania - 7.3%
Banca Transilvania SA (Banks)†	965,028	5,984,293
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,156,306	3,841,630
		9,825,923
Saudi Arabia - 2.2%
Al Rajhi Bank (Banks)†	42,020	1,057,953
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	15,851	707,147
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	58,166	1,170,258
		2,935,358
Slovenia - 1.8%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	10,652	2,417,059

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Thailand - 0.7%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	180,500	$938,953
United Arab Emirates - 2.6%
Agthia Group PJSC (Food, Beverage & Tobacco)†	581,568	674,332
Emaar Properties PJSC (Real Estate Management & Development)†	683,855	2,817,279
		3,491,611
United Kingdom - 5.5%
Airtel Africa plc (Telecommunication Services)^†	1,052,373	2,832,789
Baltic Classifieds Group plc (Media & Entertainment)†	789,605	3,724,915
Helios Towers plc (Telecommunication Services)*†	534,934	838,305
		7,396,009
United States - 2.1%
EPAM Systems Inc. (Software & Services)*	6,127	966,289
Globant SA (Software & Services)*	21,820	1,838,553
		2,804,842
Vietnam - 14.5%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	1,796,735	4,099,130
FPT Corp. (Software & Services)†	675,375	2,652,664
Hoa Phat Group JSC (Materials)*†	3,682,402	3,474,456
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,653,900	4,074,216
Sai Gon Cargo Service Corp. (Transportation)†	501,594	1,223,268
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	1,025,720	1,852,163
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	995,894	2,305,927
		19,681,824
Total Common Stocks (Cost $87,408,987)		$128,824,404

	Shares	Value
PREFERRED STOCKS - 3.0%
Colombia - 3.0%
Grupo Cibest SA - ADR, 3.23% (Banks)+	95,155	$4,131,630

Total Preferred Stocks (Cost $2,981,566)		$4,131,630

PARTICIPATION NOTES - 0.7%
Qatar - 0.7%
Qatar National Bank, Issued by HSBC BANK PLC, Maturity Date 5/28/26 (Banks)^†	171,904	885,254

Total Participation Notes (Cost $819,398)		$885,254

SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.15% (Money Market Funds)	2,043,551	2,043,551

Total Short Term Investments (Cost $2,043,551)		$2,043,551

Total Investments — 100.4%
(Cost $93,253,502)		$135,884,839
Liabilities Less Other Assets - (0.4)%		(498,480)
Net Assets — 100.0%		$135,386,359

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 4.7%
of net assets as of July 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2025 (unaudited)

Industry	Percentage of Net Assets
Banks	33.6%
Capital Goods	3.4
Consumer Discretionary Distribution & Retail	6.8
Consumer Services	2.1
Consumer Staples Distribution & Retail	1.5
Energy	2.9
Financial Services	2.4
Food, Beverage & Tobacco	7.2
Health Care Equipment & Services	1.6
Insurance	0.5
Materials	6.0
Media & Entertainment	2.8
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Real Estate Management & Development	4.6
Software & Services	4.0
Technology Hardware & Equipment	0.1
Telecommunication Services	6.7
Transportation	9.4
Money Market Fund	1.5
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%